Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities and Other Current Liabilities
14.	Accrued liabilities and other current liabilities

	December 31,
	2017	2018
	RMB	RMB
Revenue sharing fees	259,134	567,497
Salaries and welfare	44,473	88,713
Bandwidth costs	63,909	76,028
Marketing and promotion expenses	17,511	39,434
Deposits from content providers, suppliers and advertising customers	9,919	25,615
Others	29,132	55,484

Total	424,078	852,771